UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 7.1%
Boeing Co. (The)	190,000	$22,325,000
Honeywell International, Inc.	210,000	17,438,400
Lockheed Martin Corp.	125,000	15,943,750
United Technologies Corp.	165,000	17,790,300

		$73,497,450

Chemicals — 5.8%
Cytec Industries, Inc.	75,000	$6,102,000
LyondellBasell Industries NV, Class A	290,000	21,236,700
Monsanto Co.	150,000	15,655,500
PPG Industries, Inc.	100,000	16,706,000

		$59,700,200

Commercial Banks — 9.1%
KeyCorp	1,150,000	$13,110,000
PNC Financial Services Group, Inc. (The)	332,000	24,053,400
Regions Financial Corp.	2,375,000	21,992,500
SunTrust Banks, Inc.	340,000	11,022,800
Wells Fargo & Co.	591,672	24,447,887

		$94,626,587

Communications Equipment — 2.1%
Cisco Systems, Inc.	540,000	$12,646,800
QUALCOMM, Inc.	130,000	8,756,800

		$21,403,600

Computers & Peripherals — 2.5%
Apple, Inc.	28,000	$13,349,000
Hewlett-Packard Co.	585,000	12,273,300

		$25,622,300

Consumer Finance — 1.2%
Discover Financial Services	250,000	$12,635,000

		$12,635,000

Diversified Financial Services — 6.7%
Bank of America Corp.	1,420,000	$19,596,000
Citigroup, Inc.	520,000	25,225,200
JPMorgan Chase & Co.	470,000	24,294,300

		$69,115,500

Electric Utilities — 0.5%
Edison International	120,000	$5,527,200

		$5,527,200

Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	1,080,000	$15,757,200

		$15,757,200

Energy Equipment & Services — 2.3%
Schlumberger, Ltd.	265,000	$23,415,400

		$23,415,400

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	180,000	$20,721,600

		$20,721,600

Security	Shares	Value
Food Products — 4.0%
Hershey Co. (The)	140,000	$12,950,000
Kraft Foods Group, Inc.	150,000	7,866,000
Mondelez International, Inc., Class A	655,000	20,580,100

		$41,396,100

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	200,000	$6,638,000
Covidien PLC	325,000	19,805,500

		$26,443,500

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	114,000	$10,967,940

		$10,967,940

Household Products — 1.3%
Svenska Cellulosa AB, Class B	530,000	$13,355,601

		$13,355,601

Industrial Conglomerates — 2.3%
General Electric Co.	1,000,000	$23,890,000

		$23,890,000

Insurance — 2.1%
Aflac, Inc.	350,000	$21,696,500

		$21,696,500

IT Services — 4.1%
Accenture PLC, Class A	240,000	$17,673,600
International Business Machines Corp.	27,000	4,999,860
Visa, Inc., Class A	102,000	19,492,200

		$42,165,660

Media — 3.4%
Comcast Corp., Class A	425,000	$19,188,750
Walt Disney Co. (The)	250,000	16,122,500

		$35,311,250

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	200,000	$6,616,000

		$6,616,000

Multi-Utilities — 1.7%
National Grid PLC	600,000	$7,087,560
Sempra Energy	125,000	10,700,000

		$17,787,560

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	145,000	$17,617,500
Enbridge, Inc.	250,000	10,435,000
HollyFrontier Corp.	255,000	10,738,050
Kinder Morgan Management, LLC(1)	209,748	15,722,710
Marathon Oil Corp.	400,000	13,952,000
Occidental Petroleum Corp.	267,000	24,975,180
Phillips 66	330,000	19,080,600

		$112,521,040

Personal Products — 1.3%
L’Oreal SA	75,824	$13,014,987

		$13,014,987

Security	Shares	Value
Pharmaceuticals — 10.6%
AstraZeneca PLC	410,000	$21,313,878
Merck & Co., Inc.	100,000	4,761,000
Pfizer, Inc.	935,000	26,843,850
Roche Holding AG PC	65,000	17,541,770
Sanofi	315,000	31,902,206
Zoetis, Inc.	246,894	7,683,342

		$110,046,046

Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	267,286	$19,813,911
AvalonBay Communities, Inc.	46,072	5,855,291

		$25,669,202

Road & Rail — 1.5%
Union Pacific Corp.	100,000	$15,534,000

		$15,534,000

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.	307,672	$14,475,968

		$14,475,968

Software — 3.2%
Microsoft Corp.	670,000	$22,317,700
Oracle Corp.	325,000	10,780,250

		$33,097,950

Specialty Retail — 3.7%
Home Depot, Inc. (The)	155,000	$11,756,750
Industria de Diseno Textil SA	69,000	10,643,425
TJX Companies, Inc. (The)	280,000	15,789,200

		$38,189,375

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	160,000	$5,628,800

		$5,628,800

Total Common Stocks (identified cost $782,090,669)		$1,029,829,516

Other Assets, Less Liabilities — 0.6%		$6,692,402

Net Assets — 100.0%		$1,036,521,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

During the fiscal year to date ended September 30, 2013, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $5,463.

(1)	Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	81.1%	$840,190,489
France	4.3	44,917,193
Ireland	3.6	37,479,100
United Kingdom	3.3	34,030,238
Netherlands	2.1	21,236,700
Switzerland	1.7	17,541,770
Sweden	1.3	13,355,601
Spain	1.0	10,643,425
Canada	1.0	10,435,000

Total Common Stocks	99.4%	$1,029,829,516

A summary of open financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
10/31/13	British Pound Sterling 17,595,309	United States Dollar 28,219,462	State Street Bank and Trust Co.	$(259,106)
10/31/13	Euro 13,488,703	United States Dollar 18,185,065	Citibank NA	(64,437)
10/31/13	Euro 13,488,703	United States Dollar 18,189,489	Standard Chartered Bank	(60,013)
10/31/13	Euro 13,488,703	United States Dollar 18,188,167	State Street Bank and Trust Co.	(61,335)

				$(444,891)

At September 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $444,891.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$782,259,844

Gross unrealized appreciation	$251,500,827
Gross unrealized depreciation	(3,931,155)

Net unrealized appreciation	$247,569,672

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$73,825,140	$10,643,425	$—	$84,468,565
Consumer Staples	62,117,700	26,370,588	—	88,488,288
Energy	135,936,440	—	—	135,936,440
Financials	223,742,789	—	—	223,742,789
Health Care	65,731,692	70,757,854	—	136,489,546
Industrials	112,921,450	—	—	112,921,450
Information Technology	152,522,678	—	—	152,522,678
Materials	66,316,200	—	—	66,316,200
Telecommunication Services	5,628,800	—	—	5,628,800
Utilities	16,227,200	7,087,560	—	23,314,760
Total Common Stocks	$914,970,089	$114,859,427 *	$—	$1,029,829,516

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(444,891)	$—	$(444,891)
Total	$—	$(444,891)	$—	$(444,891)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013